Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0000813623
Registrant Name	TOTAL RETURN SECURITIES FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A